INCOME TAXES	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The effective tax rates for the three months ended June 30, 2022 and 2021 were 30.3% and 23.7%, respectively. The effective tax rates for the six months ended June 30, 2022 and 2021 were 31.5% and 24.5%, respectively. The 2022 effective tax rate for the three months ended June 30, 2022 was negatively impacted by the discrete tax charge from the sale of Raven’s Engineered Films Division which increased the current period effective tax rate by 4.4%. The effective tax rate for the six months ended June 30, 2022 was negatively impacted by an increase in pre-tax losses for which deferred tax benefits were not recognized and the derecognition of certain deferred tax assets, both of which related to Russia. Further, a discrete tax charge related to the sale of Raven’s Engineered Films Division and discrete tax charges associated with unrecognized tax benefits led to a higher effective tax rate for the six months ended June 30, 2022. The impact from the sale of Raven’s Engineered Films Division increased effective tax rate for the six months ended June 30, 2022 by 2.7%.
As in all financial reporting periods, the Company assessed the realizability of its deferred tax assets, which relate to multiple tax jurisdictions in all regions of the world. During the six-month period ended June 30, 2022, the Company changed its assessment regarding the recognition of its Russian deferred tax assets as of the beginning of the period. In addition, the Company was unable to recognize deferred tax assets associated with the current year pre-tax losses in that jurisdiction. These two items combined increased the Company’s current period effective tax rate for the six months ended June 30, 2022 by 1.5%.
The Company operates in many jurisdictions around the world and is routinely subject to income tax audits. As various ongoing audits are concluded, or as the applicable statutes of limitations expire, it is possible the Company’s amount of unrecognized tax benefits could change during the next twelve months. Those changes, however, are not expected to have a material impact on the Company’s results of operations, balance sheet, or cash flows.